Basis of preparation (Q1) (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Basis of preparation [Abstract]
Subsidiaries
As of October 31, 2024, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%
As of July 31, 2024, the Company’s subsidiaries were:
Name of subsidiary	Place of incorporation	Ownership
DESG	Delaware, USA	100%
Finco	British Columbia, Canada	100%